Segment reporting (Tables)	12 Months Ended
May 31, 2019
Segment reporting
Schedule of segment information

Segment information for the year ended May 31, 2019:

			Businesses
	Cannabis	Distribution	under
	operations	operations	development	Total
Revenue	$78,853	$157,931	$326	$237,110
Income (loss) before income taxes	726	2,914	(19,285)	(15,645)

Included in the net loss from cannabis operations is the $58,039 of impairment (Note 11).

Segment information for the year ended May 31, 2018:

			Businesses
	Cannabis	Distribution	under
	operations	operations	development	Total
Revenue	$36,917	$—	$—	$36,917
Income (loss) before income taxes	39,128	(119)	(3,153)	35,856

Schedule of geographic information

Geographic information for the year ended May 31, 2019:

	North America	Europe	Latin America	Africa	Total
Revenue	$78,853	$154,163	$4,094	$—	$237,110
Capital assets	471,391	25,817	3,758	2,932	503,898

Geographic information for the year ended May 31, 2018:

	North America	Europe	Latin America	Africa	Total
Revenue	$36,618	$299	$—	$—	$36,917
Capital assets	296,438	6,713	—	—	303,151